CASH FLOW ITEMS - Changes in Other Investing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Interest received	$ 26.3	$ 8.4
Disposition of investments	0.0	10.3
Acquisition of royalty interests	(1.1)	0.0
Increase in restricted cash	(31.0)	(16.0)
Capital expenditures for exploration and evaluation assets	0.0	(1.9)
Acquisition of non-controlling interests	0.0	(0.7)
Other	0.9	(8.4)
Other investing activities	$ (4.9)	$ (8.3)